Prepaid expenses (Current) (Tables)	12 Months Ended
Dec. 31, 2024
Current prepayments [abstract]
Schedule of current prepaid expenses	The current prepaid expenses are composed of prepayments which are detailed below:

	As of December 31,
(in thousands of $)	2024	2023	2022
Prepaid research and development expenses	$110,249	$71,201	$44,905
Prepaid inventory	34,753	22,460	11,667
Prepaid software	18,564	6,240	4,309
Prepaid advertising expenses	9,463	19,933	13,479
Other prepaid expenses	14,919	14,238	1,662
Total prepaid expenses	$187,948	$134,072	$76,022